Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance - February 2021 Series A Convertible Preferred Shares and Warrants [Member]
12 Months Ended
Dec. 31, 2021 $ / shares
Series D [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance [Line Items]
Expected term in years	5 years
Stock price (in Dollars per share)	$ 2.97
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 1.07
Series E [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance [Line Items]
Expected term in years	1 year
Stock price (in Dollars per share)	$ 3.02
Expected dividend yield	0.00%
Volatility	50.45%
Risk-free interest Rate	0.21%
Initial fair value per share (in Dollars per share)	$ 0.53
Series F [Member]
Convertible Securities and Attached Warrants (Details) - Schedule of assumptions used to measure the fair value of warrants on the date of issuance [Line Items]
Expected term in years	5 years
Stock price (in Dollars per share)	$ 2.97
Expected dividend yield	0.00%
Volatility	43.05%
Risk-free interest Rate	0.63%
Initial fair value per share (in Dollars per share)	$ 0.89